Northern Lights Fund Trust

Altegris Equity Long Short Fund,

Altegris Fixed Income Long Short Fund,

Altegris/AACA Real Estate Fund,

Altegris Multi-Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris/AACA Real Estate Fund, Altegris Multi-Strategy Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 17, 2016 (SEC Accession No. 0001580642-16-008754).